COVER LETTER

June 25, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund, dated February 1, 2018, as filed under Rule 497(e) on June 14, 2018. The purpose of this filing is to submit the 497(e) filing dated June 14, 2018 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MassMutual Premier Funds